Property, Plant And Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Detailed Information about Property Plant and Equipment

	Plant and Equipment at cost A$	Total A$
Cost at Jult 1, 2020	1,373,704	1,373,704
Additions	1,468	1,468
Disposals	(1,268,419)	(1,268,419)
Cost at June 30, 2021	106,753	106,753
Additions	1,544	1,544
Disposals	(36,262)	(36,262)
Cost at June 30, 2022	72,035	72,035

Accumulated depreciation at July 1, 2020	(1,089,748)	(1,089,748)
Depreciation (a)	(45,553)	(45,553)
Disposals	1,036,775	1,036,775
Accumulated depreciation at June 30, 2021	(98,526)	(98,526)
Depreciation (a)	(2,681)	(2,681)
Disposals	34,344	34,344
Accumulated depreciation at June 30, 2022	(66,863)	(66,863)

Net Carrying Amounts at June 30, 2021	8,227	8,227
Net Carrying Amounts at June 30, 2022	5,172	5,172

a)
Depreciation is disclosed in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as follows

	2022 A$	2021 A$	2020 A$
Continuing operations	2,681	45,553	91,860
Discontinued operations	-	-	113,009
	2,681	45,553	204,869